PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

8. PROPERTY, EQUIPMENT AND SOFTWARE, NET

	December 31,	December 31,
	2019	2020
	RMB	RMB
Office building	19,470	19,470
Computer and electronic equipment	62,748	57,856
Furniture and office equipment	14,039	10,065
Leasehold improvements	33,050	30,069
Software	42,840	46,008
Total property and equipment	172,147	163,468
Accumulated depreciation and amortization	(61,771)	(79,147)
Impairment loss for technology of discontinued online lending information services	—	(20,925)
Property, equipment, net	110,376	63,396

Depreciation and amortization expense on property, equipment and software for the years ended December 31, 2018, 2019 and 2020 was RMB16,123, RMB28,071 and RMB14,500 respectively.